Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
USCF Daily Target 2X Copper Index ETF
Shareholder Report [Line Items]
Fund Name	USCF Daily Target 2X Copper Index ETF
Class Name	USCF Daily Target 2X Copper Index ETF
Trading Symbol	CPXR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the USCF Daily Target 2X Copper Index ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cpxretf.com. You can also request this information by contacting us at (855) 885‑9885 or by writing to USCF Daily Target 2X Copper Index ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 885‑9885
Additional Information Website	www.cpxretf.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Daily Target 2X Copper Index ETF	$63	1.21%*
*	Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21% [1]
Net Assets	$ 13,399,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 133,109
Investment Company, Portfolio Turnover	816.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Size (Thousands)	$13,399
Number of Holdings	6
Total Advisory Fee	$133,109
Portfolio Turnover Rate	816%

Holdings [Text Block]	Security Type - Investments & Other Financial Instruments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2026 )

Top Ten Holdings	(% of Total Net Assets)
Copper Futures Contract, Expiration: 9/28/2026	1.2
Copper Futures Contract, Expiration: 12/29/2026	0.1
Micro Copper Futures Contract, Expiration: 8/27/2026	0.0*
Micro Copper Futures Contract, Expiration: 11/25/2026	0.0*
Copper Futures Contract, Expiration: 3/29/2027	-2.9
*	Does not round to 0.0%

[1]	Costs paid as a percentage of investment are annualized.